Income Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Income Tax Expense (Benefit)
Table 23.1 presents the components of income tax expense (benefit).
Table 23.1: Income Tax Expense (Benefit)

	Year ended December 31,
(in millions)	2023	2022	2021
Current:
U.S. Federal	$2,883	888	5,850
U.S. State and local	(453)	(45)	849
Non-U.S.	227	169	171
Total current	2,657	1,012	6,870
Deferred:
U.S. Federal (1)	(662)	767	(1,296)
U.S. State and local (1)	586	481	236
Non-U.S.	26	(9)	(46)
Total deferred	(50)	1,239	(1,106)
Total	$2,607	2,251	5,764
(1)In first quarter 2023, we adopted ASU 2018-12 – Financial Services – Insurance (Topic 944): Targeted Improvements to the Accounting for Long-Duration Contracts. For additional information, see Note 1 (Summary of Significant Accounting Policies).

Effective Income Tax Expense (Benefit) and Rate
Table 23.2 reconciles the statutory federal income tax rate to the effective income tax rate. Our effective tax rate is calculated by dividing income tax expense (benefit) by income before income tax expense (benefit) less the net income (loss) from noncontrolling interests.

Table 23.2: Effective Income Tax Expense (Benefit) and Rate (1)

	December 31,
	2023		2022		2021
(in millions)	Amount	Rate	Amount	Rate	Amount	Rate
Statutory federal income tax expense and rate	$4,567	21.0%	$3,345	21.0%	$5,854	21.0%
Change in tax rate resulting from:
State and local taxes on income, net of federal income tax benefit	855	3.9	581	3.7	1,075	3.9
Tax-exempt interest	(308)	(1.4)	(321)	(2.0)	(316)	(1.1)
Tax credits, net of amortization (2)	(1,546)	(7.1)	(1,264)	(8.0)	(1,001)	(3.6)
Nondeductible expenses (3)	214	1.0	560	3.5	368	1.3
Changes in prior year unrecognized tax benefits, inclusive of interest	(1,009)	(4.6)	(503)	(3.2)	(122)	(0.4)
Other	(166)	(0.8)	(147)	(0.9)	(94)	(0.4)
Effective income tax expense and rate	$2,607	12.0%	$2,251	14.1%	$5,764	20.7%
(1)In first quarter 2023, we adopted ASU 2018-12 – Financial Services – Insurance (Topic 944): Targeted Improvements to the Accounting for Long-Duration Contracts. For additional information, see Note 1 (Summary of Significant Accounting Policies).
(2)Includes LIHTC proportional amortization expense, net of tax of $1.2 billion in each of 2023, 2022 and 2021.
(3)Includes amounts related to nondeductible litigation and regulatory accruals in all years presented as well as a nondeductible goodwill impairment in 2021.

Net Deferred Taxes
The tax effects of our temporary differences that gave rise to significant portions of our deferred tax assets and liabilities are presented in Table 23.3.
Table 23.3: Net Deferred Taxes

(in millions)	Dec 31, 2023	Dec 31, 2022
Deferred tax assets
Net operating loss and tax credit carryforwards	$4,369	5,513
Allowance for credit losses	3,648	3,393
Deferred compensation and employee benefits	3,201	2,799
Net unrealized losses on debt securities	2,784	3,193
Accrued expenses	1,416	1,843
Capitalized research expenses (1)	1,389	938
Lease liabilities	1,011	1,132
Other (1)	962	1,106
Total deferred tax assets	18,780	19,917
Deferred tax assets valuation allowance	(222)	(232)
Deferred tax liabilities
Mark to market, net	(12,571)	(11,081)
Leasing and fixed assets	(2,794)	(2,792)
Mortgage servicing rights	(1,552)	(2,153)
Intangible assets	(874)	(753)
Right-of-use assets	(818)	(935)
Basis difference in investments	(60)	(1,095)
Other (2)	(520)	(1,119)
Total deferred tax liabilities	(19,189)	(19,928)
Net deferred tax liability (3)	$(631)	(243)
(1)Prior period amounts have been reclassified to conform with the current period presentation.
(2)In first quarter 2023, we adopted ASU 2018-12 – Financial Services – Insurance (Topic 944): Targeted Improvements to the Accounting for Long-Duration Contracts. For additional information, see Note 1 (Summary of Significant Accounting Policies).
(3)The net deferred tax liability is included in accrued expenses and other liabilities.

Deferred Tax Assets Related To Net Operating Loss and Tax Credit Carryforwards
Table 23.4 presents the components of the deferred tax assets related to net operating loss (NOL) and tax credit carryforwards at December 31, 2023. If not utilized, carryforwards mostly expire in varying amounts through December 31, 2043, with the exception of U.S. Federal corporate alternative minimum tax credits that do not expire.
Table 23.4: Deferred Tax Assets Related To Net Operating Loss and Tax Credit Carryforwards

(in millions)	Dec 31, 2023
U.S. Federal tax credits	$3,978
U.S. State NOLs and credits	309
Non-U.S. NOLs and credits	82
Total net operating loss and tax credit carryforwards	$4,369

Change in Unrecognized Tax Benefits
Table 23.5 presents the change in unrecognized tax benefits.

Table 23.5: Change in Unrecognized Tax Benefits

	Year ended December 31,
(in millions)	2023	2022
Balance, beginning of period	$5,437	5,218
Additions:
For tax positions related to the current year	246	695
For tax positions related to prior years	352	358
Reductions:
For tax positions related to prior years	(765)	(514)
Lapse of statute of limitations	(389)	(13)
Settlements with tax authorities	(767)	(307)
Balance, end of period	$4,114	5,437

Tax Examination Status	Table 23.6 summarizes our major tax jurisdiction examination status as of December 31, 2023.
Table 23.6: Tax Examination Status

Jurisdiction	Tax Year(s)	Status
United States	2015-2016	Administrative appeals
United States	2017-2020	Field examination
California	2015-2020	Field examination
New York State	2017-2019	Field examination
New York City	2015-2019	Field examination